WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 38.5%
COMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 1.6%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$4,931,684
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	11,303,190
AT&T Inc., Senior Notes	1.650%	2/1/28	15,520,000	13,640,338
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,842,041
AT&T Inc., Senior Notes	2.550%	12/1/33	4,920,000	3,960,163
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,194,168
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,604,451
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	2,753,626
AT&T Inc., Senior Notes	3.500%	9/15/53	11,591,000	8,430,116
AT&T Inc., Senior Notes	3.550%	9/15/55	12,151,000	8,737,473
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	587,843
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,488,991
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	212,029
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,471,177
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,257,825
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	6,063,978
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,863,502
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	6,389,874
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	9,531,148
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,670,913
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,639,281
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	5,665,338
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	16,430,000	14,003,643
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	20,529,000	16,851,838
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,598,000	39,248,624
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,156,041

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	1

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	$16,300,000	$11,651,438
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,767,180
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	5,531,750
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	3,199,299
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	4,902,211
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	570,223
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	12,297,916
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	9,972,083

Total Diversified Telecommunication Services				232,391,395

Entertainment - 0.4%
Walt Disney Co., Senior Notes	6.200%	12/15/34	36,000	40,885
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,339,795
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	6,220,000	6,253,290
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,214,179	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	4,560,000	4,245,000	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	25,300,000	22,606,028	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,381,608	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	20,020,000	16,243,147	(a)

Total Entertainment				56,323,932

Interactive Media & Services - 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,596,719
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	3,120,551
Alphabet Inc., Senior Notes	1.900%	8/15/40	3,820,000	2,680,898
Alphabet Inc., Senior Notes	2.050%	8/15/50	2,360,000	1,502,442

Total Interactive Media & Services				8,900,610

Media - 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,874,000	24,635,799
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	873,626

See Notes to Schedule of Investments.

2	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	$6,296,000	$5,962,598
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	23,297,000	22,492,142
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	1,965,318
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	9,540,000	8,473,595
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	169,511
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,917,000	4,291,330
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	3,280,000	2,218,898
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,346,533
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	2,242,000	1,851,966
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,604,474
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	8,887,000	7,043,705
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	5,586,534
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	10,000,000	6,622,336
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	5,310,443

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	3

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	$5,440,000	$4,421,274
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	6,325,805
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	4,691,096
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	2,789,178
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	26,505,591	(b)
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,667,024
Comcast Corp., Senior Notes	4.250%	10/15/30	14,717,000	14,428,078
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	4,122,476
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,867,420
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	3,074,938
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,210,687
Comcast Corp., Senior Notes	3.750%	4/1/40	3,580,000	3,077,975
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	536,026
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,282,752
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,859,919
Comcast Corp., Senior Notes	4.000%	3/1/48	6,080,000	5,154,984
Comcast Corp., Senior Notes	3.999%	11/1/49	1,070,000	900,121
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,872,424
Comcast Corp., Senior Notes	2.800%	1/15/51	4,350,000	2,942,510
Comcast Corp., Senior Notes	2.887%	11/1/51	6,340,000	4,333,786
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	3,950,209
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	1,115,311
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	17,313,882
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,395,091
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	418,587
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	971,189
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,589,943
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,570

Total Media				232,282,654

See Notes to Schedule of Investments.

4	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Wireless Telecommunication Services - 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	$703,000	$697,928	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	6,820,000	6,633,017
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,279,341
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	23,000,000	21,599,344
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	4,900,000	4,155,284
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	18,270,000	14,969,775
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,350,000	2,107,724
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	5,020,000	3,725,793
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	2,300,000	1,638,015

Total Wireless Telecommunication Services				56,806,221

TOTAL COMMUNICATION SERVICES				586,704,812

CONSUMER DISCRETIONARY - 2.2%
Automobiles - 0.1%
General Motors Co., Senior Notes	5.600%	10/15/32	2,580,000	2,528,683
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	412,282
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	719,641
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	4,106,709
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	665,876
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	949,000	920,364

Total Automobiles				9,353,555

Broadline Retail - 0.9%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	7,651,227
Amazon.com Inc., Senior Notes	3.300%	4/13/27	2,400,000	2,323,874
Amazon.com Inc., Senior Notes	1.200%	6/3/27	8,090,000	7,185,100
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	5,938,394
Amazon.com Inc., Senior Notes	3.450%	4/13/29	5,130,000	4,938,522
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	4,150,626
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	3,857,004
Amazon.com Inc., Senior Notes	3.600%	4/13/32	20,910,000	19,875,848	(b)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	6,245,511
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	3,132,453
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	19,837,656	(b)
Amazon.com Inc., Senior Notes	2.500%	6/3/50	18,110,000	12,290,404
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	4,342,817
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	9,656,609	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	10,167,032	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	8,679,733	(a)

Total Broadline Retail				130,272,810

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	5

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	$11,044,000	$10,691,224
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	988,866
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,301,546
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	7,397,812
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	3,887,749
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,409,630
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,207,931
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,485,760
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,590,055
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,920,105
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,693,476
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	641,830
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	8,062,561
Sands China Ltd., Senior Notes	5.625%	8/8/25	7,559,000	7,374,114
Sands China Ltd., Senior Notes	5.900%	8/8/28	31,015,000	29,468,018
Sands China Ltd., Senior Notes	3.350%	3/8/29	4,690,000	3,899,658
Sands China Ltd., Senior Notes	4.875%	6/18/30	15,340,000	13,604,744
Sands China Ltd., Senior Notes	3.750%	8/8/31	21,050,000	16,926,219

Total Hotels, Restaurants & Leisure				131,551,298

Household Durables - 0.0%††
Newell Brands Inc., Senior Notes	4.700%	4/1/26	179,000	172,478

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	3,916,287
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	739,216
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	3,956,568
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	4,053,657
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	706,098
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	7,224,373
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,816,180
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,768,280

Total Specialty Retail				31,180,659

Textiles, Apparel & Luxury Goods - 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,630,855
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	5,741,677
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	5,481,301
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,381,085
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	965,676

Total Textiles, Apparel & Luxury Goods				18,200,594

TOTAL CONSUMER DISCRETIONARY				320,731,394

See Notes to Schedule of Investments.

6	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

CONSUMER STAPLES - 1.9%
Beverages - 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	$13,236,000	$12,999,474
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	10,393,111
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,256,410
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	21,078,000	21,537,136
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,556,741
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	10,440,000	9,705,657
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	966,000	912,610
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	2,090,000	2,243,964
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,483,319
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	3,751,818
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	3,080,758
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	2,281,399
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	3,890,000	3,840,831
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,460,000	5,388,861
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,674,542
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	733,820
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	718,751
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	2,040,714
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	1,729,323

Total Beverages				96,329,239

Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	10,308,285
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	8,495
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	4,270,531
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	6,459,303
Walmart Inc., Senior Notes	1.500%	9/22/28	2,940,000	2,575,102
Walmart Inc., Senior Notes	2.375%	9/24/29	1,060,000	950,041
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	1,709,714

Total Consumer Staples Distribution & Retail				26,281,471

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	7

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	$6,493,000	$6,395,195	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,081,447	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,783,142
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,473,841
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	293,485
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	34,558
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,146,962	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	9,021,395	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	3,260,000	2,356,040	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,383,023

Total Food Products				38,969,088

Household Products - 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,676,546
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,145,113
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,218,826

Total Household Products				6,040,485

Personal Care Products - 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	6,490,000	6,157,876
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	4,930,000	4,550,568
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	7,020,000	6,379,433
Kenvue Inc., Senior Notes	4.900%	3/22/33	11,140,000	11,514,158	(a)

Total Personal Care Products				28,602,035

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,681,402
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	8,932,933
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	2,034,001
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,180,000	1,717,700
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,532,078
Altria Group Inc., Senior Notes	5.950%	2/14/49	20,034,000	18,983,813
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	696,412
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	16,512,501
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	2,728,700
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,767,000	3,556,306
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,451,655	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,917,947
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,609,649
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,224,320

See Notes to Schedule of Investments.

8	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Reynolds American Inc., Senior Notes	6.150%	9/15/43	$1,110,000	$1,052,854
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,453,866

Total Tobacco				79,086,137

TOTAL CONSUMER STAPLES				275,308,455

ENERGY - 6.2%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	78,000	76,469
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	979,660

Total Energy Equipment & Services				1,056,129

Oil, Gas & Consumable Fuels - 6.2%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	82,888
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	10,071,984
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	5,785,705
Apache Corp., Senior Notes	4.750%	4/15/43	18,342,000	13,796,791
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	13,331,730
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	8,475,927
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	8,934,932
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	4,139,911
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,290,000	10,136,021
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	841,033
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	528,066
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,793,870	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	13,483,189	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,207,819
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,520,188
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	6,605,820
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	8,771,343
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	365,032
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	645,732
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	1,947,589
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,840,304
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	13,823,954
Continental Resources Inc., Senior Notes	4.900%	6/1/44	6,900,000	5,350,488

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	9

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	$10,409,000	$9,941,623
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	24,089,932
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,820,196
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,026,671
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,321,160
Devon Energy Corp., Senior Notes	5.600%	7/15/41	13,600,000	13,046,505
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	8,256,525
Devon Energy Corp., Senior Notes	5.000%	6/15/45	19,033,000	16,944,069
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,669,000	3,478,687
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,512,000	12,362,438
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	4,010,000	3,479,881
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,000,000	4,032,352
Ecopetrol SA, Senior Notes	5.875%	5/28/45	61,615,000	42,822,425
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	2,696,000	3,149,431
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,693,574
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,035,776
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,747,556
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,895,402
Energy Transfer LP, Senior Notes	5.250%	4/15/29	3,738,000	3,727,299
Energy Transfer LP, Senior Notes	3.750%	5/15/30	21,808,000	20,143,927
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,142,238
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	478,761
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,634,159
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,862,000	10,781,699
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,733,792
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,272,623
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	15,760,000	13,987,384
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	504,648
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	524,655
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,604,172
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	381,022
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,778,462

See Notes to Schedule of Investments.

10	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	$1,960,000	$1,800,255
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,225,702
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	13,100,000	10,157,977
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	711,491
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,590,000	2,085,442	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	201,157
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	13,056,529
EOG Resources Inc., Senior Notes	3.900%	4/1/35	6,800,000	6,245,039
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	16,777,303
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,238,225
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	680,000	678,990
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	17,046,887
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	2,861,059
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	12,054,247
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	5,940,259
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,875,180
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,307,991
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	2,644,965
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	3,190,622
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	11,271,457	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	8,521,372	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	2,338,823	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	346,659
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,771,902
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	123,207
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	638,771

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	11

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	$730,000	$755,409
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	508,421
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	130,000
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,773,704
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	14,400,000	14,159,206
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	11,500,000	10,896,819
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	865,900
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,606,754
MPLX LP, Senior Notes	4.000%	3/15/28	3,787,000	3,626,890
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,669,871
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,833,093
MPLX LP, Senior Notes	5.200%	3/1/47	8,490,000	7,618,610
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	4,228,628
MPLX LP, Senior Notes	4.700%	4/15/48	7,707,000	6,483,925
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	2,380,129
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	286,000	289,858
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	632,311
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,356,849
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,069,443
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	10,508,406
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	9,312,914
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,362,281
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	14,705,582
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,060,909
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,157,625
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,315,716
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,556,483
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,567,402
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	6,828,508	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,091,709
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	23,008,969	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	4,948,055	(a)
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	3,387,928
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	2,498,282
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	7,889,443
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	8,367,000	5,445,335

See Notes to Schedule of Investments.

12	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	$1,890,000	$1,718,643
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	5,939,199
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,160,000	13,281,668
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,900,000	10,732,937	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	15,931,080	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	136,641	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,369,823
Shell International Finance BV, Senior Notes	2.375%	11/7/29	8,300,000	7,367,063
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	10,075,017
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,374,385
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	3,773,735
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,307,564
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	12,987,846
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	18,145,043	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,644,977
Targa Resources Corp., Senior Notes	5.200%	7/1/27	10,760,000	10,677,613
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,160,771
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	6,590,000	5,715,695	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	18,226,802
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	4,531,245
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,630,000	2,514,030
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,451,260
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,495,679

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	13

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	$2,125,000	$2,368,962
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	25,769
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	7,660,126
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	4,386,000	3,870,740
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	6,168,253
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	1,764,725

Total Oil, Gas & Consumable Fuels				890,379,529

TOTAL ENERGY				891,435,658

FINANCIALS - 13.2%
Banks - 8.6%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,306,289	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,445,262
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	26,618,012
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	5.926%	4/12/23	2,149,000	2,149,008	(c)
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,000,000	939,704	(c)
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	4,966,810
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,099,752
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,393,572
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	8,864,868
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	45,980,000	42,064,882	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,407,678	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	11,983,814	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	13,355,809	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	11,646,954	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	14,326,139	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	7,252,358	(c)

See Notes to Schedule of Investments.

14	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	$7,260,000	$7,130,338	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	3,023,534	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	4,739,567	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	21,223,372	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	20,697,729	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	11,720,000	10,068,725	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,198,749	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	14,880,000	14,175,369	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,317,527
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,811,024
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,068,350
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	16,794,247
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,280,415	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	12,002,582
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,189,186	(c)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	18,845,619
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,568,497

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	15

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	$4,470,000	$3,943,959	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	4,729,008	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	7,268,415	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,364,285	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	7,488,926	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,125,228	(a)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	10,152,966	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	16,101,062	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	26,840,000	26,916,308	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	8,475,361	(a)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,433,749	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,456,121	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	7,130,000	7,058,437
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	11,639,173
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	3,978,687
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	6,411,744
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,555,146
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,399,886	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	4,151,564	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	51,980,000	43,886,285	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	4,984,482	(c)

See Notes to Schedule of Investments.

16	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	$18,054,000	$16,889,990	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	15,970,000	14,330,816	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	18,048,000	16,837,812	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,512,699	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	5,380,000	5,318,472	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	6,260,000	6,147,790	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,843,015
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,437,633
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	2,719,755
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,300,498
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	24,534,955
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	442,478
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	625,612
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	630,544
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,356,639
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	635,070
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	12,733,732
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	8,739,046
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	788,937
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	3,500,000	3,199,466	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,754,602	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,300,000	4,746,015	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,439,591	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,391,277	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	17

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	$3,529,000	$3,499,531	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,002,645	(a)
Danske Bank A/S, Senior Notes (0.976% to 9/10/24 then 1 year Treasury Constant Maturity Rate + 0.550%)	0.976%	9/10/25	9,745,000	9,056,705	(a)(c)
Danske Bank A/S, Senior Notes (1.226% to 6/22/23 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.226%	6/22/24	11,270,000	11,128,548	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,637,675	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,417,420	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	965,315
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	15,930,917	(c)
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	10,519,127	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	10,721,000	10,067,460	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	200,717
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,186,062
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,053,232	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,089,988	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	19,656,292	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	11,085,222	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	14,820,000	12,678,106	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	6,680,000	5,543,081	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	7,000,000	5,895,080	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	5,000,000	3,828,545	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	4,863,455	(c)

See Notes to Schedule of Investments.

18	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	$19,448,000	$19,263,870	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	5,498,221	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	16,709,789	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,834,213	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,659,800
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	9,567,853
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,920,309
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	8,134,193
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	6,622,118
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,701,856
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	6,500,000	6,301,974	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	6,690,000	6,411,285	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	5,697,164	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	13,369,418	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	12,590,000	12,481,282	(a)
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	1,567,000	1,516,187
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	10,891,607
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,259,679
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	18,950,000	17,531,309

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	19

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	$484,000	$401,919	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	399,182	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,520,470	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,253,438
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,234,556
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,000,000	4,872,035
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	13,686,020
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	11,552,606
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,194,638
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	8,208,819
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	14,330,000	14,238,827	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,357,487	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	16,240,000	14,123,632	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	3,970,000	3,444,359	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	11,917,238	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	92,400,000	87,129,579	(c)
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	133,294
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	12,343,193
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	412,449
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,470,228
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,307,588
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	3,988,575
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	13,269,655
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	11,423,718

Total Banks				1,249,393,732

Capital Markets - 3.1%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,590,174
CME Group Inc., Senior Notes	5.300%	9/15/43	1,070,000	1,132,089
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	41,662,237
Credit Suisse AG, Senior Notes	4.750%	8/9/24	2,000,000	1,940,600

See Notes to Schedule of Investments.

20	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	$2,660,000	$2,534,368
Credit Suisse AG, Senior Notes	7.950%	1/9/25	18,480,000	18,808,205
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	5,964,761
Credit Suisse AG, Senior Notes	7.500%	2/15/28	20,890,000	22,195,625
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	457,000	422,154
Credit Suisse Group AG, Senior Notes	4.875%	5/15/45	5,000,000	4,266,891
Credit Suisse Group AG, Senior Notes (1.305% to 2/2/26 then SOFR + 0.980%)	1.305%	2/2/27	15,930,000	13,491,163	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,854,614	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	11,451,874	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	16,030,742	(a)(c)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	28,855,000	34,262,427	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%)	5.730%	5/1/23	22,000	16,720	(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,134,397
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	998,072
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,325,681
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,889,053
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	9,717,171
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	5,996,145
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	6,035,736
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,344,776
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	4,062,722	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,020,000	843,483	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,843,280	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,244,420	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	8,492,317	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	21

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	$23,236,000	$21,846,508	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	23,815,000	22,837,686	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	845,406	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	8,210,429
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,298,579
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	16,996,966
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	4,050,000	4,027,967
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,030,000	1,010,457
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	314,370	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	17,818,029	(c)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	7,000,000	5,621,602	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	844,511	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	19,360,000	16,687,206	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	21,936,164	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	7,060,805	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	4,375,231	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,015,953
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	3,217,867	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	26,606,295	(a)(c)(d)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,613,984	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	10,477,306	(a)

See Notes to Schedule of Investments.

22	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	$3,700,000	$2,967,500	(a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	4,690,000	4,527,020	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	6,030,000	5,790,199	(a)(c)

Total Capital Markets				452,499,937

Consumer Finance - 0.3%
American Express Co., Senior Notes	3.375%	5/3/24	7,640,000	7,492,250
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	19,969,718
American Express Co., Senior Notes	4.050%	5/3/29	10,580,000	10,324,783

Total Consumer Finance				37,786,751

Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	17,080,000	15,350,701
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	17,540,000	15,325,588
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	7,950,000	6,592,076
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	290,299
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	6,784,680
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	6.798%	12/21/65	3,743,000	2,494,680	(a)(c)
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	824,223
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	4,762,311
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	13,662,451
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	4,280,000	4,269,590	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,562,059	(a)
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	6,741,244	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	23

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Services - (continued)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	$5,950,000	$5,587,961
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	2,784,386
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,210,000	3,142,077
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	542,392	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	6,695,106	(e)(f)
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	5,946,550
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	6,327,659

Total Financial Services				111,686,033

Insurance - 0.4%
American International Group Inc., Senior Notes	2.500%	6/30/25	2,554,000	2,417,609
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	131,000	95,919
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,126,728
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,526,907	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,501,192	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,167,080
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,523,350	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	4,725,839	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,316,025	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	104,497	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,240,159	(a)

Total Insurance				58,745,305

TOTAL FINANCIALS				1,910,111,758

HEALTH CARE - 3.0%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,475,794
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	25,160,400
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	4,001,614
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,153,029
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,417,891
AbbVie Inc., Senior Notes	3.200%	11/21/29	32,870,000	30,516,716
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	227,964
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,117,763

See Notes to Schedule of Investments.

24	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Biotechnology - (continued)
AbbVie Inc., Senior Notes	4.250%	11/21/49	$14,149,000	$12,498,877
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,443,254
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,675,779
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	666,930
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	3,817,821

Total Biotechnology				89,173,832

Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	10,788,724
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	1,909,015
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	3,790,303
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	2,910,000	2,857,340
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	336,000	328,675
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,234,000	1,149,817
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	402,984
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	7,442,596	(a)

Total Health Care Equipment & Supplies				28,669,454

Health Care Providers & Services - 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	757,436
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,594,992
Cigna Group, Senior Notes	3.750%	7/15/23	4,734,000	4,711,454
Cigna Group, Senior Notes	4.125%	11/15/25	2,499,000	2,459,776
Cigna Group, Senior Notes	4.375%	10/15/28	21,452,000	21,151,228
Cigna Group, Senior Notes	4.800%	8/15/38	9,250,000	8,970,629
Cigna Group, Senior Notes	4.900%	12/15/48	4,130,000	3,889,896
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	309,298
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,519,484
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,680,347
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,405,709
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	10,271,330
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,547,968
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,456,732
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	13,355,924
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,894,127
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	4,931,837
CVS Health Corp., Senior Notes	5.050%	3/25/48	14,438,000	13,520,739
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,472,439
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	302,033	311,500
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	3,316,765	3,386,848

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	25

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - (continued)
Elevance Health Inc., Senior Notes	3.350%	12/1/24	$1,791,000	$1,749,438
Elevance Health Inc., Senior Notes	3.650%	12/1/27	6,837,000	6,610,382
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,510,000	3,359,382
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	2,052,618
Humana Inc., Senior Notes	4.500%	4/1/25	1,180,000	1,170,258
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,609,590
Humana Inc., Senior Notes	3.700%	3/23/29	14,780,000	13,921,469
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	10,874,063
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,890,498
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	704,419
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	221,296
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,134,577
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	3,954,382
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,194,837
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	813,971
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	6,830,000	6,685,725
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,550,796
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	1,380,000	1,183,217
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	4,810,000	4,717,486
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	635,932
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	3,960,394
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,711,367
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,478,557
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,282,818
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,455,713
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	4,647,500
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	537,000	404,225
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	5,327,277
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	539,957

Total Health Care Providers & Services				215,441,837

Pharmaceuticals - 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	9,991,808
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	4,790,000	4,632,186
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	5,309,000	5,052,960
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	2,203,140
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,378,731
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	8,415,412
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	8,206,769
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	2,644,074

See Notes to Schedule of Investments.

26	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - (continued)
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	$8,200,000	$7,512,590
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	3,622,851
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	7,534,793
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	9,075,783
Pfizer Inc., Senior Notes	2.625%	4/1/30	6,980,000	6,304,342
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	5,222,916
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	4,047,249
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	9,657,371
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,398,986

Total Pharmaceuticals				99,901,961

TOTAL HEALTH CARE				433,187,084

INDUSTRIALS - 2.8%
Aerospace & Defense - 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,152,205
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	21,666,541
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,306,845
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,385,801
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,643,516
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	4,921,282
Boeing Co., Senior Notes	5.150%	5/1/30	15,760,000	15,866,716
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	11,492,735
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	463,621
Boeing Co., Senior Notes	5.705%	5/1/40	11,790,000	11,939,011
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	3,515,329
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	20,372,798
Boeing Co., Senior Notes	5.930%	5/1/60	7,490,000	7,496,038
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	642,839
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,670,000	2,501,083
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,708,513
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	259,116
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	2,811,000	2,785,584
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,747,092
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	544,254
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	18,490,000	16,832,735
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	9,308,850
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,817,613
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	38,892,698
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	2,889,612

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	27

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	$5,920,000	$5,854,040
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,255,834
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	5,340,482
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	790,296
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	5,000,000	4,377,032
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	9,039,967

Total Aerospace & Defense				223,810,078

Air Freight & Logistics - 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	39,179,000	38,010,095	(a)

Building Products - 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	352,911
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	493,044

Total Building Products				845,955

Commercial Services & Supplies - 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,094,475
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	3,440,000	3,309,834
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,532,196

Total Commercial Services & Supplies				9,936,505

Electrical Equipment - 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,238,134
Emerson Electric Co., Senior Notes	2.800%	12/21/51	22,670,000	15,437,947

Total Electrical Equipment				17,676,081

Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,150,000	807,023
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	27,340,000	23,685,258
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	8,290,000	6,636,420
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,257,000	2,226,544
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,133,910
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	5,308,808
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	140,603

See Notes to Schedule of Investments.

28	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ground Transportation - (continued)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	$2,990,000	$2,433,753
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	5,150,781

Total Ground Transportation				50,523,100

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	14,159,200
3M Co., Senior Notes	3.050%	4/15/30	771,000	705,558
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	2,890,713
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,384,537

Total Industrial Conglomerates				22,140,008

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,697,304
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	11,261,507
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	2,795,349

Total Machinery				15,754,160

Passenger Airlines - 0.2%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,379,175
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	10,798,000	10,623,487	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	10,720,913	(a)

Total Passenger Airlines				22,723,575

Trading Companies & Distributors - 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,414,793
Air Lease Corp., Senior Notes	5.300%	2/1/28	7,240,000	7,151,252

Total Trading Companies & Distributors				11,566,045

TOTAL INDUSTRIALS				412,985,602

INFORMATION TECHNOLOGY - 2.3%
IT Services - 0.1%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	16,256,443

Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	7,228,133
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,866,732
Broadcom Inc., Senior Notes	3.137%	11/15/35	27,860,000	21,447,674	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	194,977	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,480,586	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	839,288
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	4,826,438
Intel Corp., Senior Notes	5.125%	2/10/30	5,220,000	5,318,077

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	29

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	5.200%	2/10/33	$3,820,000	$3,892,931
Intel Corp., Senior Notes	4.750%	3/25/50	6,265,000	5,753,579
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	1,853,530
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,575,948
Micron Technology Inc., Senior Notes	5.875%	2/9/33	7,160,000	7,243,562
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	692,274
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	7,461,449
NVIDIA Corp., Senior Notes	3.500%	4/1/50	13,177,000	10,802,006
NVIDIA Corp., Senior Notes	3.700%	4/1/60	6,630,000	5,356,312
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,883,839
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	8,047
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	3,517,812
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	4,567,478
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	6,037,629
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,430,753
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	35,594,926	(b)

Total Semiconductors & Semiconductor Equipment				152,873,980

Software - 0.9%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	7,686,538
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	6,882,240
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	1,893,543
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	8,449,698
Microsoft Corp., Senior Notes	2.400%	8/8/26	8,721,000	8,304,413
Microsoft Corp., Senior Notes	3.300%	2/6/27	35,520,000	34,868,171
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	102,783
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	3,554,191
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	2,071,285
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	666,747
Oracle Corp., Senior Notes	1.650%	3/25/26	16,160,000	14,853,075
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,210,151
Oracle Corp., Senior Notes	4.650%	5/6/30	5,230,000	5,094,188
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	18,836,659
Salesforce Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,421,775
Salesforce Inc., Senior Notes	3.700%	4/11/28	9,212,000	9,057,349
Workday Inc., Senior Notes	3.700%	4/1/29	4,030,000	3,781,403

Total Software				131,734,209

See Notes to Schedule of Investments.

30	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

Technology Hardware, Storage & Peripherals - 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	$16,150,000	$15,163,694
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	9,517,893
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	3,676,570

Total Technology Hardware, Storage & Peripherals				28,358,157

TOTAL INFORMATION TECHNOLOGY				329,222,789

MATERIALS - 2.0%
Chemicals - 0.4%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	16,843,824	(a)
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	24,740,000	21,850,813	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,701,946	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	12,696,787	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	10,852,110	(a)

Total Chemicals				66,945,480

Metals & Mining - 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,805,900	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,246,641	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,103,799	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	790,551
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	9,113,418
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	7,972,696
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	13,629,836	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	33,500,000	25,347,222	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,839,538
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,341,289
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	2,873,743	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	12,013,452	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,801,877	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,043,890	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,668,000	31,299,137
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,846,000	6,077,794
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	32,527,000	33,395,457

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	$6,708,000	$7,018,185
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	5,711,614

Total Metals & Mining				184,426,039

Paper & Forest Products - 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	44,945,000	45,318,943

TOTAL MATERIALS				296,690,462

REAL ESTATE - 0.0%††
Retail REITs - 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	3,923,000	3,719,031	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	1,046,330	(a)

TOTAL REAL ESTATE				4,765,361

UTILITIES - 0.9%
Electric Utilities - 0.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,000,000	5,899,737	(a)
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,330,050	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	4,648,000	4,414,973	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	7,940,308	(a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	15,522,673	(a)
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,742,490
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,070,964
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,532,583
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,102,000	14,402,551
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	1,970,000	1,749,939
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	6,737,084
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,541,538	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,758,304
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,000,000	3,243,967
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	590,031

See Notes to Schedule of Investments.

32	Western Asset Core Bond Fund 2023 Quarterly Report

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	$1,940,000	$1,283,273
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	4,546,165	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	6,672,000	6,653,819	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	14,076,914	(g)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	14,926,000	14,523,073	(a)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	5,233,763

Total Electric Utilities				120,794,199

Multi-Utilities - 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,471,300
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,561,033

Total Multi-Utilities				4,032,333

TOTAL UTILITIES				124,826,532

TOTAL CORPORATE BONDS & NOTES (Cost - $6,315,496,243)				5,585,969,907

MORTGAGE-BACKED SECURITIES - 31.2%
FHLMC - 5.8%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/32-7/1/49	82,073,011	79,908,128
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36-12/1/52	11,966,358	12,294,321
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/52	28,563,768	27,148,695
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38- 9/1/52	25,651,969	25,706,975
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41- 4/1/52	271,021,884	237,060,632
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41- 2/1/52	184,816,905	154,977,997
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41- 2/1/51	35,485,268	28,794,868
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	5/1/42- 11/1/51	3,813,213	3,439,580	(h)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/42	$1,065,387	$922,350	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/46-4/1/52	30,996,780	28,203,136
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/49-8/1/52	1,932,212	1,913,146
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	82,403,629	71,985,286	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	1/1/51-11/1/52	21,425,346	21,072,650	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52	14,940,982	13,898,112	(h)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	1/1/53	2,091,314	2,123,192
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-3/1/53	8,476,525	8,755,221
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.877%	11/1/47	10,504,377	10,173,146	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.097%	2/1/50	13,945,228	13,497,012	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.007%	11/1/48	29,857,599	28,570,802	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.091%	3/1/47	2,634,939	2,509,034	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	9,201,437	9,246,002
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-3/1/44	2,395,360	2,436,825
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	259,583	276,565
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	162,053	170,046
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	5,583,683	5,344,015
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,274,806	1,293,739
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	95,735	100,211

See Notes to Schedule of Investments.

34	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-6/1/48	$25,273,234	$24,724,238
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	24,658,321	22,663,910

Total FHLMC				839,209,834

FNMA - 17.2%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	624,846
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	9,708	9,694
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-1/1/53	8,098,809	8,383,884
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	757,986	792,224
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	2,078,458	1,976,439
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	4,690,932	4,524,568
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,144,437	2,024,045
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	4,967,931	4,737,481
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	6,592,124	6,171,724
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	97,132,321	96,764,106
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	21,323,130	18,159,780	(c)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-2/1/53	24,893,801	25,911,833
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	12,400,000	11,867,498
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	3,400,000	3,297,743
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	2,500,000	2,384,297
Federal National Mortgage Association (FNMA)	3.900%	8/1/32	1,600,000	1,532,118
Federal National Mortgage Association (FNMA)	3.895%	10/1/32	14,100,000	13,758,119

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.270%	10/1/32	$397,579	$397,538
Federal National Mortgage Association (FNMA)	4.260%	11/1/32	3,900,000	3,903,769
Federal National Mortgage Association (FNMA)	4.370%	11/1/32	3,600,000	3,634,956
Federal National Mortgage Association (FNMA)	4.440%	11/1/32	1,300,000	1,319,054
Federal National Mortgage Association (FNMA)	4.410%	12/1/32	3,600,000	3,647,204
Federal National Mortgage Association (FNMA)	5.290%	12/1/32	417,000	449,502
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	1,275,000	1,308,608
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	1,847,470	1,910,189
Federal National Mortgage Association (FNMA)	4.720%	1/1/33	100,000	103,775
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	400,000	425,991
Federal National Mortgage Association (FNMA)	4.360%	2/1/33	2,440,000	2,463,581
Federal National Mortgage Association (FNMA)	4.420%	3/1/33	2,521,000	2,557,007
Federal National Mortgage Association (FNMA)	4.700%	3/1/33	5,100,000	5,291,981
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	1,380,000	1,450,196
Federal National Mortgage Association (FNMA)	4.480%	5/1/33	900,000	906,188	(e)(i)
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/49	14,200,954	14,428,127
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/52	163,448,570	154,752,141
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,363,466	2,950,364	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-3/1/52	273,377,843	251,216,815
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-9/1/56	6,824,390	6,986,123

See Notes to Schedule of Investments.

36	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-9/1/61	$342,547,727	$298,397,028
Federal National Mortgage Association (FNMA)	3.000%	9/1/40-3/1/52	19,656,930	17,896,155	(h)
Federal National Mortgage Association (FNMA)	2.000%	6/1/41-3/1/52	297,927,511	249,219,870
Federal National Mortgage Association (FNMA)	2.000%	11/1/41-12/1/51	13,262,207	11,087,205	(h)
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	101,197,618	98,925,925
Federal National Mortgage Association (FNMA)	1.500%	3/1/51	23,555,582	18,566,063
Federal National Mortgage Association (FNMA)	2.000%	4/1/52	182,200,000	150,644,496	(i)
Federal National Mortgage Association (FNMA)	2.500%	4/1/52	206,600,000	178,087,586	(i)
Federal National Mortgage Association (FNMA)	3.000%	4/1/52	241,500,000	216,707,055	(i)
Federal National Mortgage Association (FNMA)	3.500%	4/1/52	198,500,000	184,457,673	(i)
Federal National Mortgage Association (FNMA)	4.000%	4/1/52	151,600,000	145,003,610	(i)
Federal National Mortgage Association (FNMA)	4.500%	4/1/52	110,100,000	107,884,121	(i)
Federal National Mortgage Association (FNMA)	5.000%	4/1/52	80,800,000	80,591,688	(i)
Federal National Mortgage Association (FNMA)	5.500%	4/1/52	41,300,000	41,720,259	(i)
Federal National Mortgage Association (FNMA)	6.000%	4/1/52	7,900,000	8,063,863	(i)
Federal National Mortgage Association (FNMA)	6.500%	4/1/52	7,100,000	7,321,320	(i)
Federal National Mortgage Association (FNMA)	3.500%	6/1/52	3,446,463	3,207,230	(h)
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	12,528,705	12,297,877	(h)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	5.500%	4/1/53	$7,600,000	$7,683,542	(h)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.810%)	4.613%	11/1/35	97,732	95,273	(c)

Total FNMA				2,500,881,347

GNMA - 8.2%
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	3,916	3,948
Government National Mortgage Association (GNMA)	6.500%	4/15/24-8/15/34	1,390,924	1,434,667
Government National Mortgage Association (GNMA)	6.000%	12/15/28-6/15/35	961,564	992,300
Government National Mortgage Association (GNMA)	7.500%	3/15/29-8/15/32	17,374	17,430
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	69,943	72,792
Government National Mortgage Association (GNMA)	5.000%	1/15/40	15,981	16,542
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	6,441,162	6,015,695
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	3,793,241	3,672,226
Government National Mortgage Association (GNMA)	4.000%	3/15/50	290,017	276,826
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,118,645	1,184,606
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	282,198	300,675
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	60,194,664	59,971,218
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-2/20/53	53,420,525	54,160,020
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	123,335,300	116,578,462
Government National Mortgage Association (GNMA) II	4.000%	10/20/44-4/20/50	81,686,958	79,765,319
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-12/20/52	206,167,981	188,065,570

See Notes to Schedule of Investments.

38	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	2.500%	10/20/49-2/20/53	$246,171,727	$217,559,069
Government National Mortgage Association (GNMA) II	2.000%	1/20/51-10/20/51	88,998,658	75,678,209
Government National Mortgage Association (GNMA) II	2.500%	9/20/51	27,431,325	24,171,789	(h)
Government National Mortgage Association (GNMA) II	2.000%	4/1/52	27,900,000	23,704,424	(i)
Government National Mortgage Association (GNMA) II	2.500%	4/1/52	17,600,000	15,490,063	(i)
Government National Mortgage Association (GNMA) II	3.000%	4/1/52	23,800,000	21,680,168	(i)
Government National Mortgage Association (GNMA) II	3.500%	4/1/52	35,800,000	33,563,898	(i)
Government National Mortgage Association (GNMA) II	4.000%	4/1/52	40,100,000	38,608,934	(i)
Government National Mortgage Association (GNMA) II	4.500%	4/1/52	60,500,000	59,594,326	(i)
Government National Mortgage Association (GNMA) II	5.000%	4/1/52	57,400,000	57,476,235	(i)
Government National Mortgage Association (GNMA) II	5.500%	4/1/52	70,500,000	71,302,763	(i)
Government National Mortgage Association (GNMA) II	6.000%	4/1/52	7,300,000	7,436,590	(i)
Government National Mortgage Association (GNMA) II	5.500%	11/20/52	17,657,768	17,897,764	(h)
Government National Mortgage Association (GNMA) II	3.500%	12/20/52	14,639,399	13,735,697	(h)

Total GNMA				1,190,428,225

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $4,730,257,892)				4,530,519,406

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 12.0%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.380%)	5.225%	7/25/46	406,616	337,027	(c)
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/25/67	31,371,371	29,475,847	(a)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.985%	6/17/39	8,625,000	8,563,357	(a)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	5.809%	1/16/37	19,380,102	18,753,390	(a)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,746,411
BANK, 2020-BN29 C	3.028%	11/15/53	1,930,000	1,383,290	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	39

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
BANK, 2021-BN36 XA, IO	0.909%	9/15/64	$44,012,617	$2,040,016	(c)
Bear Stearns ARM Trust, 2004-9 24A1	4.318%	11/25/34	334,404	299,405	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	10,596,955	(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	2,925,913
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.100%	4/15/54	22,001,814	1,389,610	(c)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	5.934%	7/15/35	21,879,000	21,076,205	(a)(c)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	21,206,186	20,697,443	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	5.684%	4/15/34	8,956,000	8,719,365	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	5.862%	10/15/36	8,986,752	8,890,589	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	5.373%	10/15/38	28,070,199	26,934,207	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	5.840%	2/15/39	18,567,800	17,907,027	(a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	5.827%	1/15/39	20,360,000	19,678,583	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	3,937,776	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	3.297%	4/25/35	19,502	14,344	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,682,228
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	6,177,914
Citigroup Commercial Mortgage Trust, 2016-P6 A4	3.458%	12/10/49	3,369,873	3,170,860
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,224,851
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	2,624,000	2,327,828	(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	14,925,473
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	5.584%	11/15/37	57,485,286	56,071,895	(a)(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	16,287,589	14,649,100	(a)
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	9,071,996	8,081,229	(a)(c)

See Notes to Schedule of Investments.

40	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	$4,057,000	$3,790,252	(a)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	405,735
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	329,301	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.110%	10/10/46	188,000	126,257	(c)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	2,830,000	2,702,539	(a)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.056%	3/10/47	11,726,119	59,531	(c)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,151,264	(c)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	9,257,910	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,588,114	(a)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	12,616,979
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	6,317,283	5,799,687	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	16,704,277	15,028,925	(a)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	5.664%	5/15/36	24,271,615	24,038,297	(a)(c)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	3,879,476	3,723,398	(a)
CSMC Trust, 2020-522F A (1 mo. Term SOFR + 3.853%)	8.681%	9/16/25	54,350,000	47,367,392	(a)(c)
CSMC Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	6.034%	10/15/37	12,350,000	12,039,799	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	10,175,977	9,994,333	(a)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	20,044,214	17,556,677	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	8.795%	11/15/23	17,000,000	16,387,536	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	7,005,524	5,612,420	(a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,395,854	1,714,395	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	30,320,339	25,447,048	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	10,376,968	9,937,855	(a)(c)
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	27,272,017	23,222,008	(a)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	14,485,361	13,468,140	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	15,556,029	13,802,421	(a)(c)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 2.500%)	6.811%	10/25/66	21,556,849	21,503,034	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.772%	1/15/24	17,000,000	15,284,186	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	41

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Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) -(continued)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	$33,520,268	$28,984,721	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	5.385%	6/15/34	7,610,000	7,499,937	(a)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,155,152	(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	24,808,396	22,186,136	(a)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	5.295%	6/25/34	17,115	15,258	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	4.974%	4/15/36	2,172,915	1,870,383	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	23,715,008	20,005,585	(a)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,503,896	3,117,119	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	739,052	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	992,423	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	15,000,000	983,485	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K105 X1, IO	1.523%	1/25/30	6,981,415	573,670	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.326%	6/25/30	5,982,946	451,615	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K124 X1, IO	0.720%	12/25/30	4,985,447	219,321	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-154 X1, IO	0.527%	1/25/33	26,000,000	815,292	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.291%	12/25/26	255,897,423	2,520,871	(c)

See Notes to Schedule of Investments.

42	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(j) -(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K072 X1, IO	0.368%	12/25/27	$61,334,282	$905,288	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.561%	3/25/29	33,309,651	947,813	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/25/29	20,058,414	933,970	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.240%	6/25/29	10,114,000	664,027	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.835%	10/25/29	14,778,916	653,964	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.697%	4/25/30	16,424,160	1,494,211	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.425%	7/25/30	13,434,252	1,065,086	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K121 X1, IO	1.024%	10/25/30	1,483,453	87,163	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.348%	9/25/31	68,803,623	1,673,490	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.297%	3/25/32	34,186,829	780,649	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.342%	4/25/55	6,995,024	186,423	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.317%	6/25/55	22,478,762	572,262	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.230%	6/25/54	36,492,406	729,618	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.357%	6/25/32	19,984,479	589,328	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	43

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) -(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.264%	8/25/32	$32,972,785	$772,285	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K151 X1, IO	0.181%	10/25/32	75,248,195	1,322,148	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.287%	7/25/26	8,062,487	276,867	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.637%	10/25/26	41,704,780	733,858	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.570%	12/25/27	17,950,576	397,824	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.779%	3/25/28	18,486,140	490,681	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1511 X1, IO	0.776%	3/25/34	3,558,453	202,083	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1515 X1, IO	1.511%	2/25/35	25,568,587	3,034,892	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.511%	5/25/35	7,433,087	945,026	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.324%	7/25/35	6,349,538	702,194	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.472%	2/25/36	14,962,860	611,429	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.212%	6/25/27	7,580,516	226,831	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,771,102
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	912,645	962,327

See Notes to Schedule of Investments.

44	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	$1,411,591	$1,432,345
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	1.606%	11/15/36	236,303	23,164	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	1.746%	2/15/37	612,882	61,183	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	1.346%	9/15/37	498,715	40,629	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	1.546%	1/15/40	133,460	13,426	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	414,705	418,875
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.266%	10/15/41	312,092	29,573	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	1.806%	12/15/41	233,262	28,161	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.366%	8/15/39	482,324	40,916	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.316%	8/15/42	601,494	67,950	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	403,828	38,287
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,294,051	210,247
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.566%	9/15/42	380,584	31,557	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	415,031	16,413
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	128,246	5,271

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	45

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.266%	2/15/44	$744,205	$71,863	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.316%	5/15/44	295,429	32,115	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	398,327	17,401	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	3,248,651	3,001,570
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	2,151,864	1,975,537
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,693,439	1,507,230
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	4,115,214	602,667
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	10,895,363	1,712,483
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	4,700,282	719,744
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	9,422,367	1,274,109
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,785,917	410,040
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	14,173,424	2,248,985
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	5,404,473	803,301
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	24,561,405	2,764,251
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	17,177,505	2,382,448
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	22,813,841	2,905,646
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	11,401,415	1,224,667
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	21,428,000	20,282,022
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,368,162	11,600,143

See Notes to Schedule of Investments.

46	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	$608,657	$563,652
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.060%	10/25/41	38,510,000	36,688,346	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	6.360%	11/25/41	3,500,000	3,330,134	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	5.560%	1/25/42	30,198,547	29,611,632	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	6.560%	4/25/42	13,191,760	13,197,580	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.460%	4/25/42	33,130,000	32,924,995	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	6.760%	5/25/42	5,143,605	5,169,292	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	115,011	5,064
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.416%	8/15/44	208,892	24,929	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.316%	12/15/46	3,316,354	355,659	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.860%	8/25/33	20,330,000	20,040,391	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	9.245%	1/25/24	5,419,672	5,543,047	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	47

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.660%	3/25/42	$11,510,000	$11,417,813	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.353%	2/25/43	438,635	419,305	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.080%	1/25/24	12,092,641	2,154	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.474%	12/25/24	87,446,864	476,192	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,650,933	1,577,421	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.106%	4/25/28	910,021	866,122	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,489,212
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,009,320	1,930,126
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	3,593,342	3,419,985
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	2,242,156	2,164,371
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.826%	6/25/34	3,895,110	173,588	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.560%	6/25/29	9,375,931	250,874	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	208,954	190,728
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,135,728	4,577,902	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,423,151	2,278,416
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,474,992	1,296,072
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.498%	9/25/34	19,519,007	1,320,205	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.516%	12/25/33	37,379,068	3,042,338	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.635%	4/25/40	275,903	32,782	(c)

See Notes to Schedule of Investments.

48	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	$1,553,456	$1,528,931
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	457,686	473,158
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	1.855%	10/25/26	118,647	2,717	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	18,957	19,416
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	1.655%	4/25/42	601,356	72,281	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	426,870	454,663
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	164,188	178,103
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	30,096	26,952
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.805%	3/25/42	530,068	34,503	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	60,192	53,711
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	1.755%	7/25/42	123,578	15,227	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	90,327	2,514
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	12/25/42	445,384	52,540	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	12/25/42	296,388	37,302	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	820,565	881,026
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,029,265	2,088,758
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	489,081	80,852

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	49

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	$51,948	$2,230
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	779,408	130,366
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	6/25/43	996,558	123,562	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.105%	12/25/43	2,138,779	239,158	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	9/25/41	846,384	50,628	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	1,207,982	56,594	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	93,324	84,488
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.305%	8/25/45	609,886	76,195	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	1,433,818	1,249,465
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.255%	10/25/57	6,520,657	720,724	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.355%	11/25/47	1,928,869	190,108	(c)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	852,691	807,359
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,444,603	3,969,149
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,404,147
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	7,980,584	1,232,728
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	3,966,149	653,943
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	25,159,041	3,668,654

See Notes to Schedule of Investments.

50	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	$30,084,491	$4,085,510
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	17,045,838	2,803,514
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	21,501,380	3,257,027
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	31,871,227	4,437,316
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	44,690,267	5,710,992
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	570,788	552,853
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	171,294	37,480
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	63,437	12,711
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	31,901	6,401	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	29,319	6,374	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	43,607	7,537
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	219,975	48,069
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	401,749	13,584
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	565,414	22,936
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	600,328	95,980
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	703,605	128,279
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	499,507	93,382
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	329,000	61,365
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	426,370	415,533	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	1.970%	10/25/36	16,981,025	2,562,946	(a)(c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	348,878,717	1,791,422	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	51

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	$673,417	$617,833	(a)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	1.719%	4/20/40	56,820	6,506	(c)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	798	795
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	1.789%	6/20/40	999,938	106,551	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	1.889%	1/20/40	22,331	196	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	5.185%	3/20/60	713,036	710,267	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	5.635%	5/20/60	347,753	348,458	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	4.916%	8/20/58	282,123	280,159	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	4.946%	12/20/60	867,845	861,903	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	4.966%	12/20/60	840,148	834,756	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	5.066%	1/20/61	664,307	661,101	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	5.066%	12/20/60	893,397	888,553	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	5.016%	2/20/61	894,408	889,232	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	5.046%	3/20/61	979,616	974,251	(c)

See Notes to Schedule of Investments.

52	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	5.066%	3/20/61	$653,956	$650,904	(c)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.270%	4/16/53	5,564,873	17,684	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.289%	3/20/42	1,135,673	126,980	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	1,469,684	171	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	29,080	475
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.372%	8/16/42	437,896	47,514	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.130%	2/16/53	4,462,287	13,279	(c)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.472%	10/16/42	454,253	51,155	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	22,969,125	31,063	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	8,013,855	103,452	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.844%	11/16/47	3,140,344	2,862,395	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.018%	2/16/46	2,855,401	50,197	(c)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.422%	6/16/43	210,229	8,301	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	71,012	68,319	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.148%	2/16/48	666,979	3,432	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.629%	9/16/55	3,081,007	78,525	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.439%	8/20/44	3,859,746	458,375	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	53

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	$382,808	$9,863
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.374%	8/16/54	4,689,554	48,568	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.348%	4/16/55	11,464,042	151,918	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,288,656	230,599
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	6,998,251	1,392,052
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.372%	10/16/46	1,530,804	243,169	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.449%	8/16/58	4,975,314	129,496	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.681%	2/16/57	8,134,465	293,797	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.595%	7/16/58	2,767,079	77,762	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,195,048	137,543	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.507%	4/16/57	5,786,890	175,493	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.503%	12/16/59	3,253,191	104,350	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.618%	3/16/60	1,294,854	47,539	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.002%	11/20/67	440,285	16,741	(c)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC	4.000%	8/20/48	597,354	581,860
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,186,824	1,072,242
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	4.866%	2/20/68	3,121,245	3,089,216	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	4.866%	5/20/68	5,060,020	5,044,974	(c)

See Notes to Schedule of Investments.

54	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	4.866%	5/20/68	$2,566,530	$2,540,587	(c)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	386,416	364,705
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,371,639	2,159,912
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	8,006,332	1,315,992
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	2,827,910	468,210
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	3,954,459	3,144,729
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	14,454,904	858,127	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	3,237,767	453,630
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	10,023,215	1,393,036
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	4,739,637	658,156
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,510,415	623,407
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.940%	6/16/62	17,439,814	1,148,975	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,318,399	461,508
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	4,685,787	667,229
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	15,612,415	2,104,607
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	34,781,590	3,804,741
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	5,695,890	369,977	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.926%	12/16/62	78,171,319	5,348,568	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	5.716%	5/20/70	8,476,408	8,427,937	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	55

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	5.816%	4/20/70	$7,260,501	$7,295,924	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	5.066%	7/20/70	1,936,270	1,883,116	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	5.016%	7/20/70	2,988,890	2,892,131	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	5.016%	7/20/70	23,307,135	22,576,036	(c)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	464,032	481,385
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	7,608,292	6,035,186
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,057,554	841,260
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	542,689	551,965
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	24,890,754	4,352,191
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,561,123	1,006,930	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	16,086,075	1,009,580	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	13,682,335	879,458	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	9,281,701	1,024,050
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	7,849,057	4,532,874
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	65,373,799	3,738,028	(c)
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	14,749,239	755,144	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	30,957,301	1,646,588	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,590,304

See Notes to Schedule of Investments.

56	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	$10,400,000	$9,946,646
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	13,948,070	12,201,382
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	9,200,000	7,257,919	(c)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.694%	7/16/64	8,476,640	586,567	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.751%	7/16/65	7,486,571	513,154	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	7,700,000	6,158,887	(c)
GS Mortgage Securities Corp. Trust, 2018- SRP5 A (1 mo. USD LIBOR + 1.800%)	6.484%	9/15/31	23,917,158	19,970,817	(a)(c)
GS Mortgage Securities Corp. Trust, 2018- SRP5 B (1 mo. USD LIBOR + 3.000%)	7.684%	9/15/31	28,932,513	20,472,195	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	985,704	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,557,910
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. USD LIBOR + 1.334%)	6.018%	7/15/35	11,033,000	7,914,571	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	5.501%	6/20/35	3,293,804	2,909,550	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.501%	9/25/35	12,817	10,315	(c)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	7.316%	8/15/39	6,000,000	5,965,639	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.549%	8/15/46	2,260,000	2,214,147	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.884%	1/15/47	439,000	428,192	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.548%	9/15/47	1,379,000	1,213,697	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,649,048
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.434%	5/15/28	2,186,936	2,024,878	(a)(c)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	5.424%	4/15/37	$7,465,251	$7,053,059	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	4,921,156	4,417,388	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,471,372	4,000,617	(a)(c)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	7,107,692	7,106,978	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	14,572,114	13,561,719	(a)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	7,689,849	7,212,585	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	39,341	30,329	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	5.195%	5/25/35	332,426	174,816	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	5.585%	8/25/36	773,676	767,138	(c)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	4.409%	12/25/35	12,358	7,878	(c)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	3.615%	2/25/36	15,032	13,703	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,126,280	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.975%)	5.659%	11/15/34	2,063,536	2,015,799	(a)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	6.334%	5/15/36	16,976,341	16,488,998	(a)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.003%	3/15/52	41,082,512	1,858,277	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	2.999%	7/25/35	236,668	201,543	(c)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	6,358,000	5,847,370	(a)(c)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	104,907	94,952	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	14,182,219	(a)

See Notes to Schedule of Investments.

58	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	$6,903,993	$6,565,012	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	9,453,867	8,831,139	(a)(c)
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	10,782,654	8,894,993	(a)(c)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	15,985,512	14,762,388	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	47,131	24,834
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	22,784,189	22,276,070	(a)(c)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	14,567,530	13,216,997	(a)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	7,707,775	5,819,169	(a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	17,082,377	14,678,999	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	5.168%	10/15/36	18,635,322	17,789,379	(a)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	77,074	76,673	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	11,054,601	9,114,343	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	8,642,171	6,895,578	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	10,918,824	9,112,406	(a)(c)
SBALR Commercial Mortgage Trust, 2020-RR1 A3	2.825%	2/13/53	22,005,475	19,062,465	(a)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	9,030,599	8,151,584	(a)(c)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	23,141,616	22,792,546	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	3.034%	1/15/24	11,250,000	11,065,802	(a)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.828%	1/15/39	20,410,000	19,655,161	(a)(c)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	34,000,000	25,044,730	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	5.165%	10/25/35	148,189	131,200	(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	16,031,872	(a)(c)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	15,952,325	14,984,199	(a)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,274,032	(c)
UBS Commercial Mortgage Trust, 2018-C15 C	5.157%	12/15/51	2,960,000	2,540,939	(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	59

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	$36,680,000	$28,823,665	(a)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	1,694,326	(a)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	4.157%	9/25/33	5,116	4,653	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	3.189%	9/25/36	58,002	50,551	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	629,187	619,133	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	1,950,249
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.073%	5/15/48	29,588,998	453,537	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,258,976
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.536%	8/15/54	98,024,884	8,177,755	(c)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	6,233,717	(a)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	224,000	216,972	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	0.961%	3/15/47	5,090,503	26,030	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	4,621,000	4,306,033	(c)
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	0.999%	8/15/47	20,940,929	232,069	(c)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,611,000	2,492,515
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	4,949,390	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,907,372,875)				1,742,115,433

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 9.3%
U.S. Government Agencies - 0.2%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	21,350,785

U.S. Government Obligations - 9.1%
U.S. Treasury Bonds	1.125%	8/15/40	49,340,000	32,654,985
U.S. Treasury Bonds	2.250%	5/15/41	58,290,000	46,341,688
U.S. Treasury Bonds	1.750%	8/15/41	109,200,000	79,152,938

See Notes to Schedule of Investments.

60	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Bonds	3.250%	5/15/42	$350,000	$323,121
U.S. Treasury Bonds	3.375%	8/15/42	125,000,000	117,421,875
U.S. Treasury Bonds	4.000%	11/15/42	225,370,000	231,567,675
U.S. Treasury Bonds	3.625%	2/15/44	51,520,000	49,879,812	(b)(k)
U.S. Treasury Bonds	3.125%	8/15/44	6,050,000	5,402,697
U.S. Treasury Bonds	2.875%	8/15/45	108,520,000	92,562,049	(k)
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	55,337,489
U.S. Treasury Bonds	3.375%	11/15/48	4,280,000	4,005,980
U.S. Treasury Bonds	1.375%	8/15/50	86,645,000	52,085,152
U.S. Treasury Bonds	1.625%	11/15/50	192,340,000	123,458,237
U.S. Treasury Bonds	1.875%	2/15/51	327,340,000	223,767,578
U.S. Treasury Bonds	2.375%	5/15/51	26,160,000	20,098,748
U.S. Treasury Bonds	3.000%	8/15/52	10,980,000	9,648,675
U.S. Treasury Bonds	4.000%	11/15/52	51,980,000	55,180,019
U.S. Treasury Notes	4.625%	3/15/26	2,610,000	2,669,643
U.S. Treasury Notes	4.000%	2/29/28	570,000	580,354
U.S. Treasury Notes	3.625%	3/31/28	20,850,000	20,885,836	(h)
U.S. Treasury Notes	3.625%	3/31/30	84,290,000	84,698,280	(h)
U.S. Treasury Notes	2.750%	8/15/32	17,520,000	16,492,069

Total U.S. Government Obligations				1,324,214,900

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,588,753,373)				1,345,565,685

ASSET-BACKED SECURITIES - 7.2%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	5.965%	10/23/34	21,870,000	21,301,380	(a)(c)
AB BSL CLO Ltd., 2023-4A A (3 mo. Term SOFR + 2.000%)	6.957%	4/20/36	3,540,000	3,540,000	(a)(c)(h)
AIMCO CLO, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	5.858%	4/20/34	400,000	390,088	(a)(c)
Allegro CLO Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	6.188%	1/19/33	3,250,000	3,207,378	(a)(c)
AMMC CLO Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	5.812%	4/30/31	1,543,000	1,521,683	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	5.880%	7/25/32	72,571	71,788	(c)
Apidos CLO, 2021-35A A (3 mo. USD LIBOR + 1.050%)	5.858%	4/20/34	4,300,000	4,191,710	(a)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	218,790	214,510	(a)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	9,136,730	8,202,712	(a)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	61

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	6.008%	1/15/37	$8,850,000	$8,695,577	(a)(c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	877,500	772,655	(a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	6.019%	4/20/35	10,130,000	9,908,125	(a)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	5.065%	5/25/36	94,998	23,581	(c)
Atrium, 9A AR2 (3 mo. USD LIBOR + 0.990%)	5.943%	5/28/30	1,077,416	1,067,323	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	9,521,000	9,035,250	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	19,713,000	18,530,037	(a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	11,401,000	11,452,886	(a)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	5.985%	4/18/33	4,650,000	4,578,281	(a)(c)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	5.978%	1/20/35	10,520,000	10,274,660	(a)(c)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	6.115%	11/20/30	930,000	911,540	(a)(c)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	6.390%	10/20/35	17,720,000	17,683,459	(a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	6.272%	1/15/35	14,260,000	13,853,997	(a)(c)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	6.289%	4/20/35	8,380,000	8,136,615	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	5.820%	12/25/34	2,761,820	2,705,924	(c)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	5.988%	1/20/32	6,000,000	5,936,364	(a)(c)(l)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	11,482,366	9,975,307	(a)
Blackrock Rainier CLO Ltd., 2021-6A A (3 mo. USD LIBOR + 1.700%)	6.508%	4/20/33	1,750,000	1,714,517	(a)(c)
BlueMountain CLO Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	6.052%	4/15/34	11,330,000	11,099,524	(a)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	7.634%	12/27/39	28,152	28,202	(c)

See Notes to Schedule of Investments.

62	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	5.972%	7/15/34	$5,980,000	$5,834,491	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	5.865%	7/27/31	8,445,455	8,340,340	(a)(c)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	6.392%	10/15/31	4,050,000	3,930,804	(a)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	6.508%	4/20/29	6,105,000	6,007,083	(a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	5.912%	7/17/34	24,600,000	24,000,725	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	6.058%	7/20/30	980,539	960,410	(a)(c)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,436,094	(a)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	6.592%	1/15/32	1,950,000	1,940,256	(a)(c)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	6.642%	10/15/31	5,862,817	5,846,215	(a)(c)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	5.825%	4/23/29	1,352,000	1,341,184	(a)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	6.245%	12/28/48	7,065,653	6,948,636	(a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	2,606,193	(a)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	5,453,953	4,843,304	(a)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	46,985	56	(c)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	4.299%	2/3/29	1,759	1,429	(a)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	16,190,613	15,522,370	(a)(c)
CSMC Trust, 2017-RPL1 M1	2.952%	7/25/57	22,223,700	18,659,990	(a)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	6,215,741	5,618,938	(a)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	5.832%	4/15/34	8,351,000	8,144,936	(a)(c)
Dryden CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	6.015%	5/20/34	28,030,000	27,343,265	(a)(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	5.995%	11/25/69	3,933,969	3,887,286	(a)(c)
Enterprise Fleet Financing LLC, 2023-1 A2	5.510%	1/22/29	4,310,000	4,321,577	(a)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,320,101	1,244,855

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	63

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	$318,861	$300,259
Ford Credit Auto Owner Trust, 2023-1 A	4.850%	8/15/35	9,680,000	9,718,279	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	21,335,000	20,675,987
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. Term SOFR + 2.262%)	6.915%	7/23/32	6,717,000	6,723,732	(a)(c)
GoldenTree Loan Management US CLO Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	5.908%	7/20/34	6,590,000	6,417,013	(a)(c)
Goldentree Loan Management US CLO Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	5.926%	4/24/31	4,350,000	4,293,172	(a)(c)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	6.336%	8/5/33	8,650,000	8,435,880	(a)(c)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	6.186%	5/5/30	10,461,081	10,366,767	(a)(c)
Golub Capital Partners CLO Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	6.128%	1/20/34	6,170,000	6,054,696	(a)(c)
Golub Capital Partners CLO Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	6.528%	10/20/31	10,568,000	10,442,287	(a)(c)
Golub Capital Partners CLO Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	8.056%	5/5/32	1,250,000	1,213,907	(a)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	6.308%	10/25/34	11,580,000	11,229,648	(a)(c)
Golub Capital Partners CLO Ltd., 2023-66A A (3 mo. Term SOFR + 1.950%)	6.926%	4/25/36	5,790,000	5,782,763	(a)(c)(h)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	6.863%	12/20/29	10,361,817	10,344,709	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	5.802%	4/15/31	6,680,000	6,592,799	(a)(c)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	5.978%	1/27/31	15,000,000	14,817,572	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	6.068%	1/20/30	6,879,809	6,833,368	(a)(c)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	6.158%	1/20/33	1,420,000	1,401,585	(a)(c)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	6.252%	11/30/32	4,900,000	4,838,881	(a)(c)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,477,414	(a)

See Notes to Schedule of Investments.

64	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	5.778%	6/16/36	$3,307,233	$3,205,949	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	22,743,695	18,349,262	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	5.955%	1/23/35	14,975,000	14,600,625	(a)(c)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,337,400	12,942,910	(a)
JGWPT LLC, 2015-1A B	4.250%	9/17/74	1,086,709	939,961	(a)
KKR CLO Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	6.592%	7/15/31	600,000	589,163	(a)(c)
KKR CLO Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	5.922%	10/16/30	5,750,000	5,709,366	(a)(c)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	6.112%	1/15/32	3,080,000	3,060,290	(a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	6.206%	2/17/39	13,010,000	12,751,813	(a)(c)
LCM LP, 19A AR (3 mo. USD LIBOR + 1.240%)	6.032%	7/15/27	494,932	495,997	(a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	8,215,529	6,491,198	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	6,777,322	5,366,411	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	5.298%	1/21/31	16,047	15,766	(c)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	5.912%	10/18/31	7,100,000	6,995,272	(a)(c)
Magnetite Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	5.908%	7/20/31	4,478,000	4,424,634	(a)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	8,829,170	7,753,291	(a)
Midocean Credit CLO, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	6.392%	7/15/29	4,000,000	3,863,117	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	6.408%	10/20/30	6,090,000	5,948,046	(a)(c)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	6.284%	10/15/31	1,792,852	1,788,260	(a)(c)
Navient Private Education Loan Trust, 2020-A A2A	2.460%	11/15/68	9,245,201	8,636,338	(a)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.900%)	5.584%	11/15/68	431,347	422,561	(a)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	6,963,658	6,369,300	(a)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	5.895%	7/26/66	9,606,026	9,524,964	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	65

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	5.068%	8/27/36	$14,958,504	$14,300,917	(c)
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	5.445%	9/25/42	3,310,252	3,232,470	(a)(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	5.791%	4/20/62	12,321,000	11,754,649	(a)(c)
Newark BSL CLO Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	5.788%	7/25/30	2,709,683	2,681,515	(a)(c)
Ocean Trails CLO, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	6.012%	10/15/34	10,245,000	10,035,809	(a)(c)
Ocean Trails CLO Ltd., 2023-14A A1 (3 mo. Term SOFR + 2.000%)	6.780%	1/20/35	6,500,000	6,481,949	(a)(c)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	5.869%	2/14/31	13,480,000	13,221,059	(a)(c)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	5.868%	1/20/31	10,560,000	10,481,069	(a)(c)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	5.933%	2/24/37	14,730,000	14,442,765	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	5.962%	5/23/31	5,330,000	5,277,202	(a)(c)
Owl Rock CLO Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	6.715%	5/20/31	3,100,000	3,079,155	(a)(c)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	6.608%	4/20/32	14,280,000	14,110,412	(a)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	6.019%	11/14/34	17,730,000	17,234,680	(a)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	867,596	821,951	(a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	5.888%	7/20/34	26,070,000	25,362,642	(a)(c)
RAAC Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.580%)	5.425%	5/25/46	773,510	770,965	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	5.888%	4/20/34	7,620,000	7,395,210	(a)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	5.922%	10/15/34	26,300,000	25,651,764	(a)(c)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	5.912%	7/15/30	870,336	858,161	(a)(c)
Silver Rock CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	6.458%	10/20/31	22,240,000	22,160,538	(a)(c)

See Notes to Schedule of Investments.

66	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	5.026%	9/15/39	$2,751,470	$2,585,882	(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	9.434%	10/15/41	7,713,777	8,390,462	(a)(c)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	5.368%	10/25/64	1,419,128	1,387,983	(a)(c)
SMB Private Education Loan Trust, 2020-PTA B	2.500%	9/15/54	10,000,000	7,992,500	(a)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	10,488,032	9,207,374	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	13,917,845	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	915,449	815,463	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	5.484%	1/15/53	3,502,862	3,402,693	(a)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	15,090,754	(a)
Sound Point CLO Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	5.922%	7/26/31	649,000	637,643	(a)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,111,745	1,012,916	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	5.645%	2/25/34	2,256,853	2,185,621	(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.908%	11/15/38	3,850,000	3,775,823	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,629,957	3,241,620	(a)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	6.492%	4/15/33	6,500,000	6,372,835	(a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	9,525,201	7,916,393	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,403,882	1,312,342
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	2,914,308	2,594,838
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	5.985%	10/18/31	6,000,000	5,934,000	(a)(c)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	5.848%	4/20/34	5,000,000	4,862,638	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	5.942%	10/15/31	17,830,000	17,607,125	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	67

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Wachovia Student Loan Trust, 2006-1 A6 (3 mo. USD LIBOR + 0.170%)	4.988%	4/25/40	$968,807	$926,790	(a)(c)
Wellman Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.100%)	5.892%	7/15/34	5,000,000	4,882,450	(a)(c)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	5.946%	7/24/32	3,910,000	3,861,611	(a)(c)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	6.036%	10/24/34	17,409,000	17,057,338	(a)(c)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	6.012%	10/15/34	17,140,000	16,758,627	(a)(c)
Whitebox CLO IV Ltd., 2023-4A A1 (3 mo. Term SOFR + 2.150%)	6.930%	4/20/36	8,680,000	8,675,468	(a)(c)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	10,368,750	9,130,807	(a)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	6.282%	7/15/32	8,934,400	8,806,801	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,088,825,810)				1,043,710,246

SOVEREIGN BONDS - 2.5%
Brazil - 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	4,864,089

Chile - 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	9,270,000	6,060,797

Colombia - 0.5%
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	14,920,000	11,418,336
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	27,210,000	20,315,704
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	10,002,353
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	10,959,000	7,687,379
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	15,479,441

Total Colombia				64,903,213

India - 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	6,893,942	(a)

Indonesia - 0.0%††
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	7,220,000	5,741,873

See Notes to Schedule of Investments.

68	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Israel - 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	$24,680,000	$22,358,451
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	9,830,878
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	3,887,285
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	2,336,946	(g)

Total Israel				38,413,560

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	24,162,000	21,622,816	(a)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	8,882,000	7,434,687
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	102,045
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	58,074,000	49,495,575
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	14,310,215
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	42,150,000	33,039,230

Total Mexico				104,381,752

Panama - 0.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,438,142
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	11,400,718
Panama Government International Bond, Senior Notes	4.300%	4/29/53	19,500,000	14,355,179
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	2,912,352

Total Panama				31,106,391

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	5,998,000	6,060,112
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	301,718
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	7,769,248

Total Peru				14,131,078

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	69

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Uruguay - 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	$7,446,073	$7,412,924
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	29,780,000	32,652,668
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	18,970,510

Total Uruguay				59,036,102

TOTAL SOVEREIGN BONDS (Cost - $441,043,555)				357,155,613

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.2%
U.S. Treasury Notes, Inflation Indexed (Cost - $166,757,494)	1.125%	1/15/33	167,925,648	167,641,049	(h)(k)

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
SOFR 1-Year Mid-Curve Futures, Put @ $95.880	12/15/23	2,451	6,127,500	1,256,138
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	5,768	14,420,000	3,460,800
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	4/7/23	516	516,000	237,844
U.S. Treasury 5-Year Notes Futures, Call @ $109.500	4/21/23	517	517,000	367,555
U.S. Treasury 5-Year Notes Futures, Call @ $110.250	4/21/23	342	342,000	154,969
U.S. Treasury 5-Year Notes Futures, Call @ $111.000	4/21/23	686	686,000	198,297
U.S. Treasury 5-Year Notes Futures, Call @ $112.500	4/21/23	344	344,000	40,313
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $114.750	4/7/23	977	977,000	656,422
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $114.250	4/7/23	517	517,000	153,484
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $114.500	4/7/23	402	402,000	150,750
U.S. Treasury 10-Year Notes Futures, Call @ $114.750	4/21/23	114	114,000	115,781
U.S. Treasury 10-Year Notes Futures, Call @ $116.750	4/21/23	229	229,000	85,875

See Notes to Schedule of Investments.

70	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	March 31, 2023

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $119.000	4/21/23	229	$229,000	$28,625
U.S. Treasury 10-Year Notes Futures, Put @ $114.500	4/21/23	115	115,000	82,656
U.S. Treasury Long-Term Bonds Futures, Call @ $130.000	4/7/23	172	172,000	284,875
U.S. Treasury Long-Term Bonds Futures, Call @ $130.500	4/7/23	172	172,000	231,125
U.S. Treasury Long-Term Bonds Futures, Call @ $130.500	4/21/23	57	57,000	115,781
U.S. Treasury Long-Term Bonds Futures, Call @ $134.000	4/21/23	171	171,000	122,906
U.S. Treasury Long-Term Bonds Futures, Call @ $137.000	4/21/23	115	115,000	32,344

TOTAL PURCHASED OPTIONS (Cost - $11,332,813)				7,776,540

	RATE	MATURITY DATE	FACE AMOUNT
MUNICIPAL BONDS - 0.0%††
Illinois - 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	3,066

Ohio - 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	172,867

TOTAL MUNICIPAL BONDS (Cost - $184,802)				175,933

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $16,250,024,857)				14,780,629,812

			SHARES
SHORT-TERM INVESTMENTS - 7.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,103,899,221)	4.756%		1,103,899,221	1,103,899,221	(l)(m)

TOTAL INVESTMENTS - 109.6% (Cost - $17,353,924,078)				15,884,529,033
Liabilities in Excess of Other Assets - (9.6)%				(1,388,550,687)

TOTAL NET ASSETS - 100.0%				$14,495,978,346

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	71

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	Securities traded on a when-issued or delayed delivery basis.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2023, the Fund held TBA securities with a total cost of $1,426,250,912.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $1,109,835,585 and the cost was $1,109,899,221 (Note 2).

(m)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Schedule of Investments.

72	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	$95.250	4,902	$12,255,000	$(1,072,312)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.380	11,536	28,840,000	(3,028,200)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	107.000	1,000	1,000,000	(2,539,063)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	107.500	1,111	1,111,000	(2,308,797)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	109.000	1,005	1,005,000	(965,743)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	109.750	678	678,000	(418,453)
U.S. Treasury 5-Year Notes Futures, Call	4/21/23	110.000	6,248	6,248,000	(3,319,250)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	106.500	2,286	2,286,000	(53,579)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	107.000	1,466	1,466,000	(57,266)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	107.750	1,827	1,827,000	(199,828)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	108.000	459	459,000	(68,133)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	108.500	7,447	7,447,000	(1,978,109)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	109.000	3,422	3,422,000	(1,550,594)

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	73

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS (continued)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	$109.250	1,136	$1,136,000	$(647,876)
U.S. Treasury 5-Year Notes Futures, Put	4/21/23	110.000	1,375	1,375,000	(1,407,227)
U.S. Treasury 6 to 7-Year Notes Futures, Call	4/7/23	115.000	1,092	1,092,000	(597,188)
U.S. Treasury 6 to 7-Year Notes Futures, Call	4/7/23	115.750	460	460,000	(129,375)
U.S. Treasury 6 to 7-Year Notes Futures, Put	4/7/23	113.500	508	508,000	(55,563)
U.S. Treasury 6 to 7-Year Notes Futures, Put	4/7/23	114.000	917	917,000	(200,594)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	114.000	1,836	1,836,000	(2,639,250)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	115.000	1,213	1,213,000	(1,099,281)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	115.500	680	680,000	(478,125)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	116.000	2,048	2,048,000	(1,120,000)
U.S. Treasury 10-Year Notes Futures, Call	4/21/23	117.000	339	339,000	(111,234)
U.S. Treasury 10-Year Notes Futures, Call	5/26/23	115.000	445	445,000	(639,688)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	111.500	15	15,000	(1,172)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	112.500	1,117	1,117,000	(174,531)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	113.000	1,595	1,595,000	(398,750)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	114.000	6,501	6,501,000	(3,352,078)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	115.000	449	449,000	(441,984)
U.S. Treasury 10-Year Notes Futures, Put	4/21/23	117.000	689	689,000	(1,657,906)
U.S. Treasury Long-Term Bonds Futures, Call	4/7/23	131.000	115	115,000	(122,188)
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	132.000	57	57,000	(75,703)
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	132.500	57	57,000	(65,016)

See Notes to Schedule of Investments.

74	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

EXCHANGE-TRADED WRITTEN OPTIONS (continued)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury Long-Term Bonds Futures, Call	4/21/23	$133.000	172	$172,000	$(169,313)
U.S. Treasury Long-Term Bonds Futures, Put	4/7/23	130.000	111	111,000	(55,500)
U.S. Treasury Long-Term Bonds Futures, Put	4/21/23	129.000	229	229,000	(182,484)
U.S. Treasury Long-Term Bonds Futures, Put	4/21/23	130.000	689	689,000	(796,656)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $38,074,473)					$(34,178,009)

Abbreviation(s) used in this schedule:

SOFR — Secured Overnight Financing Rate

At March 31, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	2,734	4/23	$1,084,407,732	$1,084,402,537	$(5,195)
3-Month SOFR	1,033	12/23	246,002,339	246,357,588	355,249
3-Month SOFR	91	9/23	21,963,041	21,640,937	(322,104)
3-Month SOFR	1,410	3/26	339,759,072	342,154,125	2,395,053
U.S. Treasury 5-Year Notes	61,080	6/23	6,598,793,929	6,688,737,035	89,943,106
U.S. Treasury Long- Term Bonds	3,787	6/23	494,888,144	496,688,719	1,800,575
U.S. Treasury Ultra 10-Year Notes	1,983	6/23	232,262,305	240,221,869	7,959,564
U.S. Treasury Ultra Long-Term Bonds	7,998	6/23	1,099,777,735	1,128,717,750	28,940,015

					131,066,263

Contracts to Sell:
3-Month SOFR	5,000	6/23	1,187,380,125	1,189,093,750	(1,713,625)
3-Month SOFR	10,635	3/24	2,544,395,890	2,544,423,750	(27,860)
3-Month SOFR	5,673	3/25	1,364,109,074	1,373,929,687	(9,820,613)
U.S. Treasury 2-Year Notes	13,402	6/23	2,751,984,425	2,766,884,794	(14,900,369)
U.S. Treasury 10-Year Notes	41,954	6/23	4,784,666,498	4,821,432,554	(36,766,056)

					(63,228,523)

Net unrealized appreciation on open futures contracts					$67,837,740

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	75

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this table:

SOFR — Secured Overnight Financing Rate

At March 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
$461,342,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$(5,939,723)	$197,531	$(6,137,254)
215,729,000	8/15/28	1.130% annually	Daily SOFR Compound annually	23,340,366	903,280	22,437,086
220,355,000	8/15/28	1.220% annually	Daily SOFR Compound annually	22,876,091	(91,612)	22,967,703
175,011,000	2/15/29	2.850% annually	Daily SOFR Compound annually	4,288,331	(300,324)	4,588,655
349,005,000	4/30/29	3.270% annually	Daily SOFR Compound annually	553,010	(2,721,984)	3,274,994
81,641,000	6/30/29	3.850% annually	Daily SOFR Compound annually	(2,564,538)	(21,900)	(2,542,638)
192,817,000	9/30/29	3.250% annually	Daily SOFR Compound annually	247,860	84,864	162,996
245,900,000	12/31/29	Daily SOFR Compound annually	3.250% annually	907,637	(1,630,442)	2,538,079

See Notes to Schedule of Investments.

76	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$201,404,000	12/31/29	Daily SOFR Compound annually	3.400% annually	$2,483,816	$490,649	$1,993,167
	100,642,000	3/18/32	2.000% annually	Daily SOFR Compound annually	9,379,166	815,776	8,563,390
	95,889,000	2/15/47	1.520% annually	Daily SOFR Compound annually	25,046,559	(618,884)	25,665,443
	96,727,000	2/15/47	1.729% annually	Daily SOFR Compound annually	21,894,897	1,253,253	20,641,644
	122,480,000	5/15/47	1.630% annually	Daily SOFR Compound annually	29,844,291	5,513,485	24,330,806
	10,332,000	8/15/47	1.650% annually	Daily SOFR Compound annually	2,491,849	1,038,863	1,452,986
	51,513,000	2/15/48	2.510% annually	Daily SOFR Compound annually	4,896,359	338,034	4,558,325
	17,221,000	2/15/48	2.600% annually	Daily SOFR Compound annually	1,370,667	1,183,736	186,931
	76,565,000	2/15/48	2.620% annually	Daily SOFR Compound annually	5,831,007	87,277	5,743,730
	72,147,000	2/15/48	3.050% annually	Daily SOFR Compound annually	166,072	2,224,033	(2,057,961)
	111,819,000	5/15/48	3.150% annually	Daily SOFR Compound annually	(1,787,792)	(35,993,046)	34,205,254
	37,524,000	4/21/52	2.500% annually	Daily SOFR Compound annually	3,447,981	34,967	3,413,014

Total	$2,936,063,000				$148,773,906	$(27,212,444)	$175,986,350

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	77

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$217,291	7/25/36	4.420% monthly	$21,980	$10,489	$11,491	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.40 Index	$4,220,694,000	6/20/28	1.000% quarterly	$48,272,656	$31,974,414	$16,298,242

OTC TOTAL RETURN SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND‡	PERIODIC PAYMENTS RECEIVED BY THE FUND‡	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	$70,320,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due 5/15/51**	$(5,824,629)	—	$(5,824,629)

See Notes to Schedule of Investments.

78	Western Asset Core Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR — Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Core Bond Fund 2023 Quarterly Report	79

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

80

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

81

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,903,416,652	$6,695,106	$1,910,111,758
Other Corporate Bonds & Notes	—	3,675,858,149	—	3,675,858,149
Mortgage-Backed Securities	—	4,530,519,406	—	4,530,519,406
Collateralized Mortgage Obligations	—	1,742,115,433	—	1,742,115,433
U.S. Government & Agency Obligations	—	1,345,565,685	—	1,345,565,685
Asset-Backed Securities	—	1,043,710,246	—	1,043,710,246
Sovereign Bonds	—	357,155,613	—	357,155,613
U.S. Treasury Inflation Protected Securities	—	167,641,049	—	167,641,049
Purchased Options	$7,776,540	—	—	7,776,540
Municipal Bonds	—	175,933	—	175,933

Total Long-Term Investments	7,776,540	14,766,158,166	6,695,106	14,780,629,812

Short-Term Investments†	1,103,899,221	—	—	1,103,899,221

Total Investments	$1,111,675,761	$14,766,158,166	$6,695,106	$15,884,529,033

Other Financial Instruments:
Futures Contracts††	$131,393,562	—	—	$131,393,562
Centrally Cleared Interest Rate Swaps††	—	$186,724,203	—	186,724,203
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	21,980	—	21,980
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	16,298,242	—	16,298,242

Total Other Financial Instruments	$131,393,562	$203,044,425	—	$334,437,987

Total	$1,243,069,323	$14,969,202,591	$6,695,106	$16,218,967,020

82

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$34,178,009	—	—	$34,178,009
Futures Contracts††	63,555,822	—	—	63,555,822
Centrally Cleared Interest Rate Swaps††	—	$10,737,853	—	10,737,853
OTC Total Return Swaps	—	5,824,629	—	5,824,629

Total	$97,733,831	$16,562,482	—	$114,296,313

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended March 31, 2023. The following transactions were effected in such companies for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
		Cost	Shares/ Face amount	Proceeds	Shares/ Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$5,898,591	—	—	—	—	—	$88,026	$37,773	$5,936,364
Western Asset Premier Institutional Government Reserves, Premium Shares	644,150,557	$1,654,579,899	1,654,579,899	$1,194,831,235	1,194,831,235	—	3,958,667	—	1,103,899,221

	$650,049,148	$1,654,579,899		$1,194,831,235		—	$4,046,693	$37,773	$1,109,835,585

83